Tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Charge for the year	£ (781)	£ (639)	£ (98)
Over/(under) provision in respect of prior years	19	(60)	(13)
Total current tax	(762)	(699)	(111)
Deferred tax
(Charge)/credit for the year	(12)	35	(287)
Reduction in the carrying value of deferred tax assets		(17)
(Under)/over provision in respect of prior years	(38)	(2)	25
Tax charge for the year	£ (812)	£ (683)	£ (373)